Summary of Aggregate Difference between Transaction Price and Valuation Technique (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Fair Value Measurement Fair Value Transaction Recognized In Net Income [Abstract]
Balance as at beginning of year	$ 32	$ 36
New transactions	(13)	47
Recognized in the Consolidated Statement of Income during the year	(10)	(51)
Balance as at end of year	$ 9	$ 32